Acquisitions and Disposals - Additional Information (Detail) - EUR (€)		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Acquisitions and Disposals [Line Items]
Total consideration		€ 1,167,000,000	€ 1,194,000,000
Revenue of acquiree		227,000,000
Operating profit of acquiree		5,000,000
Revenue of group if acquisition completed		52,165,000,000
Operating profit of group if acquisition completed		8,724,000,000
Goodwill expected to be tax deductible		160,000,000
Contingent liabilities acquired		€ 0
Description of goodwill		Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.
Profit on disposals		€ 70,000,000	4,331,000,000	€ 334,000,000
Exchange rate gain loss on cash flow hedge		0	(100,000,000)	51,000,000
Total consideration for the disposals		169,000,000	7,590,000,000	€ 563,000,000
Cash-generating units [member]
Disclosure of Acquisitions and Disposals [Line Items]
Goodwill allocated	€ 27,000,000
Horlicks Group [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Business acquisition consideration payable		€ 5,086,000,000	€ 642,000,000
Alsa Baking And Dessert Business [member]
Disclosure of Acquisitions and Disposals [Line Items]
Consideration received	155,000,000
Profit on disposals	€ 57,000,000